Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DIMENSIONAL EMERGING MARKETS VALUE FUND
Entity Central Index Key	0000896163
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Dimensional Emerging Markets Value Fund
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Markets Value Fund
Class Name	Dimensional Emerging Markets Value Fund
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dimensional Emerging Markets Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Value Fund	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Fund PERFORMANCE
For the 12 months ended October 31, 2025, total returns were 23.23% for the Fund and 24.54% for the MSCI Emerging Markets Value Index (net dividends), the Fund’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed large cap stocks. Within large cap stocks, value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. Small cap value stocks underperformed large cap value stocks. High profitability stocks outperformed low profitability stocks within large caps and small caps.
Relative to the benchmark, the Fund’s:
•	Emphasis on stocks with smaller market capitalizations detracted.
•	Focus on value stocks detracted, as the index included stocks with relative prices too high for inclusion in the portfolio, and these stocks outperformed.
•	Exclusion of highly regulated utilities contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Dimensional Emerging Markets Value Fund	23.23%	14.12%	9.27%
MSCI Emerging Markets Index (net div.)	27.91%	7.46%	7.69%
MSCI Emerging Markets Value Index (net div.)	24.54%	10.69%	6.84%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Net Assets	$ 13,144,136,000
Holdings Count | $ / shares	3,546
Advisory Fees Paid, Amount	$ 11,576,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of October 31, 2025)

Net Assets (Thousands)	$13,144,136
Number of Holdings	3,546
Net Advisory Fees Paid (Thousands)	$11,576
Portfolio Turnover Rate	11%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of October 31, 2025)

Top 10 Holdings (% of Total Investments)
Alibaba Group Holding Ltd.	3.4%
Reliance Industries Ltd.	2.8%
Hon Hai Precision Industry Co. Ltd.	2.6%
Samsung Electronics Co. Ltd.	2.6%
China Construction Bank Corp. H	2.3%
HDFC Bank Ltd.	1.2%
Axis Bank Ltd.	1.1%
KB Financial Group, Inc.	1.1%
Industrial & Commercial Bank of China Ltd. H	1.1%
Ping An Insurance Group Co. of China Ltd. H	1.1%

Top Countries (% of Total Investments)
China	28.4%
Taiwan	20.7%
India	16.8%
South Korea	12.2%
Saudi Arabia	3.1%
South Africa	3.0%
Brazil	2.7%
Mexico	2.4%
United Arab Emirates	1.5%
Malaysia	1.4%
[1],[2]
Material Fund Change [Text Block]	How Did the Fund Change? Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, Geographic Focus Risk was added to the prospectus as a principal risk of investing in the Fund.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center

[1]
Excludes short-term investments and collateral for loaned securities, if any.

[2]
Excludes short-term investments and collateral for loaned securities, if any.